Property, Plant and Equipment (Details) - Schedule of statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Statement of Comprehensive Income [Abstract]
Direct costs (Note 9)	$ 5,763,150	$ 692,775
Property, plant and equipment CWIP	239,144	405,647
Total	$ 6,002,294	$ 1,098,422